SUBORDINATED LIABILITIES - Additional Information (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Subordinated liabilities [abstract]
Loss on repurchase of subordinated liabilities	£ 3	£ 0